SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Outstanding as at beginning	$ 0
Change in fair value	7,039,394
Outstanding as of September 30, 2021	10,527,910
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value on issuance of convertible note	1,858,887
Change in fair value	627,956
Outstanding as of September 30, 2021	$ 2,486,843